Commitments, Contingencies and Subsequent Events (Q2) (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Condition and Liquidity [Abstract]
Working capital	$ (12.8)	$ 2.9	$ 2.1